New and Amended Standards and Interpretations	12 Months Ended
Dec. 31, 2020
New And Amended Standards And Interpretations [Abstract]
New and Amended Standards and Interpretations
3.	New and Amended Standards and Interpretations:

Amendments that resulted from improvements to IFRS to the following standards did not have any significant impact on the accounting policies, financial position or performance of the Bank:

IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Clarified the definition of ‘material’ and align the definition used in the Conceptual Framework and the standards.

IFRS 9 Financial Instruments, IFRS 7 Financial Instruments: Disclosures and IAS 39 Financial Instruments: Recognition and Measurement. Clarified that entities would continue to apply certain hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform.

Amendment to IFRS 16 Leases: The amendment provided lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification.